Risk Management - Economic uncertainty adjustments and Other adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,252	£ 6,175
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6,225	6,133
Increase (decrease) in allowance account for credit losses of financial assets	1,894	1,672
Loans and advances at amortised cost | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,132	2,389
Loans and advances at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,093	3,744
Retail mortgages
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	88	68
Retail mortgages | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	232	128
Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	351	388
Retail credit cards
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	1,497	869
Retail credit cards | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	736	804
Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,863	2,362
Retail other
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	96	199
Retail other | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	322	360
Retail other | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	39	219
Corporate loans
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	213	536
Corporate loans | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	842	1,097
Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	840	775
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	198	317
Economic uncertainty adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	198	317
Economic uncertainty adjustments | Loans and advances at amortised cost | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	182	369
Economic uncertainty adjustments | Loans and advances at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	16	(52)
Economic uncertainty adjustments | Retail mortgages | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	57	4
Economic uncertainty adjustments | Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Economic uncertainty adjustments | Retail credit cards | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	45	93
Economic uncertainty adjustments | Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Economic uncertainty adjustments | Retail other | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9	23
Economic uncertainty adjustments | Retail other | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	2
Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	87	301
Increase (decrease) in allowance account for credit losses of financial assets	(214)
Economic uncertainty adjustments | Corporate loans | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	71	249
Economic uncertainty adjustments | Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	16	(54)
Economic uncertainty adjustments | Customer and client uncertainty provision | Retail mortgages | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	25
Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	(100)
Economic uncertainty adjustments | Model uncertainty risk | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	32	(106)
Economic uncertainty adjustments | Model uncertainty risk | Retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	32	0
Economic uncertainty adjustments | Model uncertainty risk | Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	(106)
Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	400
Economic uncertainty adjustments | Customers | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	166	423
Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	179	208
Other adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	179	208
Other adjustments | Loans and advances at amortised cost | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	184	363
Other adjustments | Loans and advances at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(5)	(155)
Other adjustments | Retail mortgages | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	121	85
Other adjustments | Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(3)	0
Other adjustments | Retail credit cards | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(9)	32
Other adjustments | Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	55
Other adjustments | Retail other | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	62	80
Other adjustments | Retail other | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(6)	19
Other adjustments | Corporate loans | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	10	166
Other adjustments | Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (4)	£ (229)